Waddell & Reed
                    Advisors
                    Municipal
                    Bond Fund,
                    Inc.

                    Annual
                    Report
                    --------------
                    September 30, 2002

CONTENTS

         3     Manager's Discussion

         6     Performance Summary

         8     Portfolio Highlights

         9     Investments

        39     Statement of Assets and Liabilities

        40     Statement of Operations

        41     Statement of Changes in Net Assets

        42     Financial Highlights

        46     Notes to Financial Statements

        51     Independent Auditors' Report

        52     Income Tax Information

        54     Directors & Officers

        61     Annual Privacy Notice

        62     Householding Notice














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal Bond Fund, Inc. current prospectus and current Fund performance information.

MANAGER'S DISCUSSION
-----------------------------------------------------------------
     September 30, 2002


An interview with Bryan Bailey, CFA, portfolio manager of Waddell & Reed Advisors Municipal Bond Fund, Inc.

This report relates to the operation of Waddell & Reed Advisors Municipal Bond Fund, Inc. for the fiscal year ended September 30, 2002. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

How did the Fund perform during the last fiscal year?
The Fund turned in a respectable performance for the fiscal year, after recovering from some challenges in its first quarter, primarily related to the terrorist attacks. We ended the fiscal period underperforming the benchmark index. The Fund's Class A shares increased 3.06 percent for the fiscal year, including the impact of sales load and, without the sales load impact, increased
7.64 percent for the fiscal year. This compares with the Lehman Brothers Municipal Bond Index (reflecting the performance of securities that generally represent the municipal bond market), which increased 8.94 percent for the period, and the Lipper General Municipal Debt Funds Universe Average (reflecting the performance of funds with similar investment objectives), which increased
7.65 percent for the period. It should be noted that, in the comparison charts, the value of the investment in the Fund is impacted by the sales load at the time of the investment, while the values for the benchmark index and the Lipper category do not reflect a sales load.

Why did the Fund lag its benchmark index during the fiscal year?
An overweight position in airline bonds in late 2001 was, in our opinion, the primary factor that dragged the Fund's fiscal year performance below the peer group average. The terrorist attacks last September, and subsequent fear of additional attacks, severely damaged the market for municipal bonds that were tied to the fortunes of the airline industry in the latter part of 2001. However, there were several factors that contributed positively to the Fund's performance throughout the fiscal year. The overall quality of the Fund was upgraded from AA3 to AA1 by Moody's Investor Service during a period when higher quality bonds outperformed high-yield bonds. We believe that performance also was enhanced by overweight positions in 10- to 15-year bonds. The fiscal year was fraught with numerous events that resulted in severe underperformance in certain sectors. Accounting fraud and financial statement transparency concerns resulted in major markdowns for certain corporate-backed resource recovery issuers. Many power company bonds were negatively pressured by the Enron debacle and the energy crisis in California. Several paper companies were beaten down on concerns of litigation risk resulting from asbestos exposure. We feel that the Fund was able to act nimbly, avoiding many of the credit disasters that plagued the market during this very difficult period. Underweight positions, compared with the benchmark, in California, Florida, and New York issuers also contributed positively to Fund performance, in our opinion.

What other market conditions or events influenced the Fund's return during the fiscal year?
As mentioned, we feel that the terrorist attacks in September 2001 were the primary factor that affected Fund performance. We believe that an overweight position in the airline sector crippled the Fund's performance in the first fiscal quarter, or last calendar quarter of 2001, and essentially dragged down stronger performance during the remainder of the fiscal year.

What strategies and techniques did you employ that specifically affected the Fund's performance?
Our ongoing efforts to upgrade the quality of the Fund, improve diversification between sectors and states, and decrease some position sizes has dramatically reduced the volatility of the Fund. Our management style is essentially top-down, with an emphasis on identifying relative value opportunities between sectors, states and different security structures. Market timing has been de-emphasized, and the Fund is typically fully invested. A diligent approach to ongoing credit analysis, and subsequent surveillance after purchase, continues to benefit the Fund.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?
Much of our improved performance in the latter part of the fiscal year can be attributed to what we de-emphasized. We continue to feel that we are in an investment environment where the winners likely will be managers who can avoid the credit disasters, and we are therefore proceeding with extreme caution. Going forward, we expect to keep the credit quality of the Fund in the AA category, while actively seeking relative value opportunities between sectors, states and security structures. At fiscal year-end, the Fund remained close to market weight in most sectors, compared with the benchmark. The only exceptions were an underweight position in State General Obligation bonds and an overweight position in Single Family Housing bonds (primarily GNMA backed). We expect to maintain the Fund's neutral-to-defensive exposure to interest rate risk in the short term. We feel that the Fund is well positioned relative to its peers at this point. Generally, we intend to continue investing in intermediate and longer-term (when appropriate) investment-grade municipal bonds, with an emphasis on quality and capital preservation, and minimal yield sacrifice.


Sincerely,

Bryan Bailey, CFA
Manager
Waddell & Reed Advisors
Municipal Bond Fund, Inc.

Comparison of Change in Value of $10,000 Investment

=====          Waddell & Reed Advisors Municipal Bond Fund, Inc., Class A
Shares(1) -- $17,551
+++++          Lehman Brothers Municipal Bond Index  -- $19,494
-----     Lipper General Municipal Debt Funds Universe Average - $17,797

                      Waddell                 Lipper
                      & Reed                 General
                      Advisors Lehman      Municipal
                      MunicipalBrothers         Debt
                      Bond  Municipal          Funds
                      Fund,      Bond       Universe
                      Inc.      Index        Average
                      ------------------  ----------
     9-30-92   Purchase$ 9,575$10,000        $10,000
     9-30-93          11,026   11,274         11,313
     9-30-94          10,595   10,999         10,891
     9-30-95          11,815   12,230         11,953
     9-30-96          12,662   12,969         12,627
     9-30-97          13,899   14,140         13,726
     9-30-98          15,105   15,372         14,855
     9-30-99          14,583   15,264         14,408
     9-30-00          15,201   16,207         15,086
     9-30-01          16,306   17,895         16,533
     9-30-02          17,551   19,494         17,797

(1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.


Average Annual Total Return(2)
                    Class A    Class B   Class C   Class Y
               ----------------------------------------------
1-year period ended
   9-30-02          3.06%      2.77%     6.73%     7.82%
5-year period ended
   9-30-02          3.87%      ---       ---       ---
10-year period ended
   9-30-02          5.79%      ---       ---       ---
Since inception of
   Class(3) through
   9-30-02          ---        4.70%     5.60%     4.26%

 (2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 4.25%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares held for twelve months or less.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
(3)10-5-99 for Class B shares, 10-7-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).

   Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Municipal Bond Fund


GOAL
To seek to provide income that is not subject to Federal income tax. (Income may be subject to state and local taxes and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy
Invests primarily in tax-exempt municipal bonds, mainly of investment grade. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded
1976

Scheduled Dividend Frequency
Monthly

Performance Summary - Class A Shares
             Per Share Data
For the Fiscal Year Ended September 30, 2002
---------------------------------------
Dividends paid                   $0.28
                                 =====

Net asset value on
    9-30-02                      $7.14
    9-30-01                       6.91
                                ------
Change per share                 $0.23
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 9-30-02     3.06%        7.64%           2.77%         6.77%
 5-year period
  ended 9-30-02     3.87%        4.78%            ---           ---
10-year period
  ended 9-30-02     5.79%        6.25%            ---           ---
Since inception
  of Class (F)       ---          ---            4.70%         5.61%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-5-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period           Class C (B)  Class Y(C)
------            ----------  ----------
1-year period
  ended 9-30-02     6.73%        7.82%
 5-year period
  ended 9-30-02      ---          ---
10-year period
  ended 9-30-02      ---          ---
Since inception
  of Class(D)       5.60%        4.26%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-7-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, Waddell & Reed Advisors Municipal Bond Fund, Inc. had net assets totaling $813,373,272 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal Bond Fund, Inc., for every $100 you had invested on September 30, 2002, your Fund owned:

 $15.67   Other Municipal Bonds
  11.12   School General Obligation Bonds
  10.70   Housing Revenue Bonds
   8.47   Hospital Revenue Bonds
   8.21   Lease/Certificate of Participation Bonds
   7.88   Transportation Revenue Bonds
   6.45   Airport Revenue Bonds
   6.28   Public Power Revenue Bonds
   5.89   Cash and Cash Equivalents
   5.81   Water and Sewer Revenue Bonds
   4.21   Student Loan Bonds
   3.69   State General Obligation Bonds
   3.18   Education Revenue
   1.53   Industrial Development Revenue/Pollution Control Revenue Bonds
   0.91   Resource Recovery Bonds

                    2002 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  3%    4%    5%    6%

$      0- 12,000  $      0-  6,000          10% 3.33% 4.44% 5.56% 6.67%

$ 12,001- 46,700     6,001- 27,950          15% 3.53% 4.71% 5.88% 7.06%

$ 46,701-112,850  $ 27,951- 67,700          27% 4.11% 5.48% 6.85% 8.22%

$112,851-171,950  $ 67,701-141,250          30% 4.29% 5.71% 7.14% 8.57%

$171,951-307,050  $141,251-307,050          35% 4.62% 6.15% 7.69% 9.23%

$307,051 and above$307,051 and above      38.6% 4.89% 6.51% 8.14% 9.77%

*Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal Bond Fund, Inc.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALASKA - 0.30%
Alaska Housing Finance Corporation,
 Housing Development Bonds, 1997
 Series B (AMT),
 5.8%, 12-1-29  ..........................   $ 2,390   $  2,468,177
                                                       ------------

ARIZONA - 2.56%
Arizona Educational Loan Marketing Corporation
 (A Nonprofit Corporation Organized Pursuant
 to the Laws of the State of Arizona), 2001
 Educational Loan Revenue Bonds, 2001
 Senior Series A-2 Bonds,
 4.95%, 3-1-09  ..........................     5,000      5,362,500
City of Phoenix Civic Improvement Corporation:
 Junior Lien Water System Revenue Bonds,
 Series 2002,
 5.5%, 7-1-15  ...........................     2,000      2,308,080
 Senior Lien Airport Revenue Bonds,
 Series 2002B (AMT),
 5.75%, 7-1-14  ..........................     2,000      2,307,960
Arizona Board of Regents, Arizona State
 University, System Revenue Refunding Bonds,
 Series 2002:
 5.25%, 7-1-14  ..........................     2,000      2,284,980
 5.5%, 7-1-14  ...........................     1,000      1,160,290
The Industrial Development Authority of the City
 of Phoenix, Arizona, The Industrial Development
 Authority of the County of Maricopa, Single Family
 Mortgage Revenue Bonds, Series 2002-1A,
 3.5%, 3-1-34  ...........................     2,000      2,144,600
Arizona Transportation Board, Highway Revenue
 Refunding Bonds, Series 2002A,
 5.25%, 7-1-13  ..........................     1,500      1,743,540
Certificates of Participation, Series 2002A,
 Evidencing Proportionate Interests of the Owners
 Thereof in Lease Payments to be Made By the
 State of Arizona (Acting by and Through the
 Director of the Department of Administration),
 as Lessee for Certain Real and Personal Property,
 5.5%, 5-1-13  ...........................     1,000      1,171,310
See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ARIZONA (Continued)
Certificates of Participation (Arizona State
 University Projects), Series 2002, Evidencing the
 Proportionate Interests of the Owners Thereof
 in Lease Payments to be Made Pursuant to a Lease-
 Purchase Agreement by the Arizona Board of Regents,
 as Lessee for the Benefit of Arizona State University,
 5.375%, 7-1-13  .........................   $ 1,000   $  1,160,800
City of Mesa, Arizona, Utility Systems Revenue
 Refunding Bonds, Series 2002,
 5.25%, 7-1-17  ..........................     1,000      1,149,020
                                                       ------------
                                                         20,793,080
                                                       ------------

ARKANSAS - 1.22%
Board of Trustees of the University of Arkansas,
 Various Facility Revenue Bonds (Fayetteville
 Campus), Series 2001A (Tax-Exempt):
 5.5%, 12-1-17  ..........................     1,695      1,909,095
 5.5%, 12-1-16  ..........................     1,610      1,823,985
Arkansas Development Finance Authority, Wastewater
 System Revolving Loan Fund Revenue Bonds, 2001
 Refunding Series A,
 5.5%, 12-1-13  ..........................     2,500      2,943,375
State of Arkansas, Federal Highway Grant Anticipation
 and Tax Revenue Bonds (General Obligation),
 Series 2002,
 5.0%, 8-1-14  ...........................     2,000      2,236,980
Jefferson County, Arkansas, Hospital Revenue
 Improvement and Refunding Bonds (Jefferson
 Regional Medical Center), Series 2001,
 5.8%, 6-1-21  ...........................     1,000      1,055,600
                                                       ------------
                                                          9,969,035
                                                       ------------

CALIFORNIA - 6.13%
California Statewide Communities Development
 Authority, Hospital Revenue Certificates of
 Participation, Series 1992, Cedars-Sinai
 Medical Center,
 6.5%, 8-1-12  ...........................     5,200      6,214,780

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
Southern California Public Power Authority,
 Multiple Project Revenue Bonds, 1989 Series,
 6.75%, 7-1-12  ..........................   $ 3,455   $  4,424,542
California Rural Home Mortgage Finance
 Authority, Single Family Mortgage Revenue
 Bonds (Mortgage-Backed Securities Program):
 1997 Series C, Class 5,
 6.75%, 3-1-29  ..........................     2,020      2,149,442
 1998 Series B, Class 5,
 6.35%, 12-1-29  .........................     1,600      1,706,864
Foothill/Eastern Transportation Corridor Agency,
 Toll Road Refunding Revenue Bonds, Series 1999,
 Capital Appreciation Bonds,
 0.0%, 1-15-17  ..........................     7,500      3,725,100
State of California, General Obligation Bonds,
 6.0%, 2-1-15  ...........................     3,000      3,657,900
Long Beach Bond Finance Authority, Tax Allocation
 Revenue Bonds (Downtown, North Long Beach, Poly High
 and West Beach Redevelopment Project Areas),
 2002 Series A,
 5.375%, 8-1-15  .........................     2,505      2,899,387
City of Big Bear Lake, California, Department of
 Water and Power, 1996 Water Revenue Refunding Bonds,
 6.0%, 4-1-22  ...........................     2,000      2,430,760
County of Sacramento, Airport System Revenue Bonds,
 Series 2002A (Non-AMT),
 5.25%, 7-1-16  ..........................     2,080      2,356,182
Fremont Unified School District, Alameda County,
 California, Election of 2002 General Obligation
 Bonds, Series A,
 5.375%, 8-1-18  .........................     2,035      2,300,812
Fremont-Newark Community College District, Alameda
 County, California, Election of 2002 General
 Obligation Bonds, Series A:
 5.375%, 8-1-15  .........................     1,000      1,155,250
 5.375%, 8-1-16  .........................     1,000      1,142,910
Anaheim Union High School District (Orange County,
 California), Election of 2002 Series A General
 Obligation Bonds:
 5.375%, 8-1-17  .........................     1,000      1,132,500
 5.375%, 8-1-15  .........................       750        868,080
Chaffey Community College District, San Bernardino
 County, California, Tax-Exempt General Obligation
 Bonds, Series 2002A,
 5.25%, 7-1-15  ..........................     1,635      1,885,482
See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
Delta Counties Home Mortgage Finance Authority
 (California), Single Family Mortgage Revenue
 Bonds (Mortgage-Backed Securities Program),
 1998 Series A,
 5.2%, 12-1-14  ..........................   $ 1,580   $  1,700,902
Salinas Union High School District, County of
 Monterey, California, General Obligation
 Bonds, 2002 Election, Series A,
 5.5%, 6-1-16  ...........................     1,350      1,576,881
City of Burbank, California, Burbank Water and
 Power, Electric Revenue Bonds, Series of 2002,
 5.375%, 6-1-18  .........................     1,380      1,548,374
Anaheim Public Financing Authority, Lease Revenue
 Bonds (Anaheim Convention Center Project),
 2000 Series A,
 5.5%, 8-1-10  ...........................     1,250      1,478,962
San Gabriel Unified School District, Los Angeles
 County, California, Election of 2002 General
 Obligation Bonds, Series A,
 5.375%, 8-1-15  .........................     1,065      1,232,674
State of California, Department of Water Resources,
 Central Valley Project, Water System Revenue Bonds,
 Series X,
 5.5%, 12-1-16  ..........................     1,000      1,194,520
Port of Oakland, California, Revenue Bonds,
 2002 Series M (Non-AMT),
 5.25%, 11-1-13  .........................     1,000      1,166,000
Victor Elementary School District (San Bernardino
 County, California), Election of 2001 Series A
 General Obligation Bonds,
 5.375%, 8-1-17  .........................     1,005      1,138,163
San Mateo Union High School District (San Mateo
 County, California), Election of 2000 General
 Obligation Bonds, Series B,
 0.0%, 9-1-11  ...........................     1,000        740,500
                                                       ------------
                                                         49,826,967
                                                       ------------

COLORADO - 3.77%
Colorado Housing and Finance Authority,
 Single Family Program Senior and Subordinate
 Bonds:
 2001 Series B-2 Senior Bonds,
 6.8%, 2-1-31  ...........................     4,000      4,441,840
See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO  (Continued)
 2001 Series C-2 Senior Bonds,
 6.6%, 8-1-32  ...........................   $ 4,000   $  4,424,480
 1999 Series A-2 Senior Bonds,
 6.45%, 4-1-30  ..........................     1,930      2,115,840
 2001 Series A-2 Senior Bonds,
 6.5%, 8-1-31  ...........................     1,500      1,670,805
 2000 Series D-2 Senior Bonds,
 6.9%, 4-1-29  ...........................     1,500      1,640,235
 1997 Series C-2 Senior Bonds,
 6.875%, 11-1-28  ........................     1,365      1,429,210
 1997 Series A-2 Senior Bonds,
 7.25%, 5-1-27  ..........................       925        979,334
 2000 Series B-3 Senior Bonds,
 6.7%, 10-1-16  ..........................       785        839,306
Colorado Department of Transportation,
 Transportation Revenue Anticipation Notes:
 Series 2002,
 5.25%, 6-15-10  .........................     2,000      2,279,220
 Refunding Series 2002B,
 5.5%, 6-15-16  ..........................     1,000      1,176,670
School District No. 49, El Paso County, Colorado
 (Falcon Schools), General Obligation Bonds,
 Series 2002,
 5.75%, 12-1-15  .........................     1,665      1,952,096
Weld County School District 6, Weld County,
 Colorado, General Obligation Refunding Bonds,
 Series 2002-96R,
 5.0%, 12-1-09  ..........................     1,700      1,923,414
Arapahoe County Water and Wastewater, Public
 Improvement District (In Arapahoe County,
 Colorado), General Obligation Acquisition
 Bonds, Series 2002B,
 5.75%, 12-1-14  .........................     1,195      1,425,444
Certificates of Participation, Series 2002,
 Evidencing a Proportionate Interest in the Base
 Rentals and Other Revenues Under an Annually
 Renewable Lease Purchase Agreement between
 Northern Colorado Water Conservancy District
 Building Corporation, as Lessor, and the Northern
 Colorado Water Conservancy District, as Lessee,
 5.5%, 10-1-14  ..........................     1,025      1,190,066
Colorado Health Facilities Authority, Revenue
 Bonds (Exempla, Inc.), Series 2002A,
 5.5%, 1-1-23  ...........................     1,120      1,149,904

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002                    Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
COLORADO  (Continued)
Highlands Ranch Metropolitan District No. 3,
 Douglas County, Colorado, General
 Obligation Bonds, Series 1999,
 5.3%, 12-1-19  ..........................   $ 1,000   $  1,041,610
Delta County Memorial Hospital District, Delta
 County, Colorado, Enterprise Revenue Bonds,
 Series 2002,
 5.35%, 9-1-17  ..........................     1,000      1,005,300
                                                       ------------
                                                         30,684,774
                                                       ------------

CONNECTICUT - 0.76%
Eastern Connecticut Resource Recovery
 Authority, Solid Waste Revenue Bonds
 (Wheelabrator Lisbon Project),
 Series 1993A,
 5.5%, 1-1-14  ...........................     5,000      4,982,950
City of New Haven, Connecticut, General Obligation
 Refunding Bonds Issue of 2002, Series B,
 5.375%, 11-1-13  ........................     1,000      1,177,230
                                                       ------------
                                                          6,160,180
                                                       ------------

DISTRICT OF COLUMBIA - 0.42%
Metropolitan Washington Airports Authority,
 Airport System Revenue Bonds, Series 2002A (AMT),
 5.5%, 10-1-10  ..........................     2,000      2,284,320
District of Columbia, Revenue Refunding Bonds
 (The Howard University Issue), Series 1998,
 5.5%, 10-1-17  ..........................     1,000      1,172,880
                                                       ------------
                                                          3,457,200
                                                       ------------

FLORIDA - 4.57%
The City of Miami, Florida:
 Limited Ad Valorem Tax Bonds, Series 2002
 (Homeland Defense/Neighborhood Capital
 Improvement Projects):
 5.5%, 1-1-16  ...........................     2,000      2,272,860
 0.0%, 1-1-10  ...........................     1,600      1,238,192
 Special Obligation Non-Ad Valorem Revenue
 Refunding Bonds, Series 2002A,
 5.5%, 9-1-13  ...........................     2,460      2,896,035

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
Housing Finance Authority of Lee County, Florida,
 Single Family Mortgage Revenue Bonds:
 Series 1998A, Subseries 6,
 6.45%, 3-1-31  ..........................   $ 2,175   $  2,411,444
 Series 1999A, Subseries 2,
 5.0%, 9-1-30  ...........................     1,495      1,546,024
Broward County, Florida, Passenger Facility
 Charge/Airport System Revenue Convertible
 Lien Bonds, Airport System Revenue Bonds,
 Series 2001J-1 (AMT),
 5.75%, 10-1-18  .........................     2,870      3,217,815
Polk County, Florida, Capital Improvement and
 Refunding Revenue Bonds, Series 2002,
 5.25%, 12-1-09  .........................     2,700      3,096,252
Lee Memorial Health System Board of Directors,
 Hospital Revenue Refunding Bonds (Lee Memorial
 Health System), 2002 Series A,
 5.75%, 4-1-14  ..........................     2,000      2,346,720
The School Board of Broward County, Florida,
 Certificates of Participation, Series 2001B,
 5.375%, 7-1-15  .........................     2,000      2,270,600
City of Tampa, Florida, Occupational License
 Tax Refunding Bonds, Series 2002A,
 5.375%, 10-1-16  ........................     2,000      2,270,600
Miami-Dade County, Florida, Aviation Revenue Bonds,
 Series 2002, Miami International Airport (Hub of the
 Americas),
 5.75%, 10-1-16  .........................     2,000      2,270,140
Greater Orlando Aviation Authority, Airport
 Facilities Revenue Bonds, Series 2002B (AMT),
 5.5%, 10-1-17  ..........................     2,000      2,210,440
JEA, Water and Sewer System
 Revenue Bonds, 2002 Series B,
 5.25%, 10-1-08 (A)  .....................     1,500      1,702,395
City of Tampa, Florida, Revenue Bonds,
 Series 2002 (University of Tampa Project),
 5.75%, 4-1-16  ..........................     1,360      1,548,782
City of Tallahassee, Florida, Energy System
 Refunding Revenue Bonds, Series 2001,
 5.5%, 10-1-13  ..........................     1,090      1,286,440
The School Board of Orange County, Florida,
 Certificates of Participation, Series 2001A,
 5.25%, 8-1-14  ..........................     1,105      1,264,496

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
Certificates of Participation, Series 2002A,
 Evidencing Undivided Proportionate Interests
 of the Owners Thereof in Basic Lease Payments
 to be Made by The School Board of Palm Beach
 County, Florida, As Lessee, Pursuant to a
 Master Lease Purchase Agreement with Palm Beach
 School Board Leasing Corp., as Lessor,
 5.375%, 8-1-13  .........................   $ 1,000   $  1,163,800
School District of Hillsborough County, Florida,
 Sales Tax Revenue Bonds, Series 2002,
 5.375%, 10-1-14  ........................     1,000      1,137,820
City of Leesburg, Florida, Hospital Revenue
 Bonds (Leesburg Regional Medical Center
 Project), Series 2002,
 5.375%, 7-1-22  .........................     1,000      1,019,290
                                                       ------------
                                                         37,170,145
                                                       ------------

GEORGIA - 1.71%
Municipal Electric Authority of Georgia,
 Project One Special Obligation Bonds,
 Fifth Crossover Series,
 6.4%, 1-1-13  ...........................     7,860      9,652,771
State of Georgia, General Obligation Bonds,
 Series 1998B,
 5.5%, 7-1-12  ...........................     2,000      2,364,000
Augusta, Georgia, Water and Sewerage Revenue
 Bonds, Series 2002,
 5.25%, 10-1-14  .........................     1,640      1,869,895
                                                       ------------
                                                         13,886,666
                                                       ------------

HAWAII - 1.67%
State of Hawaii, Airport System Revenue Bonds,
 Refunding Series 2001 (AMT):
 5.75%, 7-1-15  ..........................     5,000      5,651,800
 5.75%, 7-1-16  ..........................     5,000      5,600,800

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
HAWAII (Continued)
State of Hawaii, General Obligation Bonds
 of 2002, Series CX,
 5.5%, 2-1-15  ...........................   $ 2,000   $  2,303,840
                                                       ------------
                                                         13,556,440
                                                       ------------

IDAHO - 0.96%
Idaho Health Facilities Authority, Hospital
 Revenue Refunding Bonds, Series 1992
 (IHC Hospitals, Inc.),
 6.65%, 2-15-21 (B)  .....................     6,000      7,804,680
                                                       ------------

ILLINOIS - 3.71%
City of Chicago, Collateralized Single Family
 Mortgage Revenue Bonds:
 Series 2001C,
 5.0%, 4-1-21  ...........................     5,000      5,377,200
 Series 1998C-1,
 6.3%, 9-1-29  ...........................     3,470      3,663,210
 Series 1999A,
 6.35%, 10-1-30  .........................     2,180      2,384,985
 Series 1998A-1,
 6.45%, 9-1-29  ..........................     2,000      2,116,340
 Series 1999C,
 7.05%, 10-1-30  .........................     1,325      1,430,311
 Series 2002B,
 4.0%, 10-1-33  ..........................     1,000      1,084,290
 Series 1997-B,
 6.95%, 9-1-28  ..........................       870        923,392
Board of Education of the City of Chicago:
 General Obligation Lease Certificates,
 1992 Series A,
 6.25%, 1-1-15  ..........................     3,000      3,737,490
 Unlimited Tax General Obligation Bonds
 (Dedicated Revenues), Series 2002A,
 5.0%, 12-1-10  ..........................     1,400      1,575,406
Illinois Health Facilities Authority, Revenue Bonds,
 Series 1998A (Hospital Sisters Services, Inc. -
 Obligated Group),
 5.375%, 6-1-16  .........................     2,950      3,197,357

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS  (Continued)
Village of Maywood, General Obligation Corporate
 Purpose Bonds, Series 2001C,
 5.5%, 1-1-21  ...........................   $ 1,300   $  1,377,597
School District Number 116, Champaign County,
 Illinois (Urbana), General Obligation School
 Building Bonds, Series 1999C,
 0.0%, 1-1-12  ...........................     1,695      1,189,839
Aurora West School District Number 129, Kane County,
 Illinois, General Obligation School Building Bonds,
 Series 2002A,
 5.75%, 2-1-16  ..........................     1,000      1,153,590
Bloomington-Normal Airport Authority of
 McLean County, Illinois, Central Illinois
 Regional Airport, Passenger Facility Charge
 Revenue Bonds, Series 2001,
 6.35%, 12-15-24  ........................     1,000        956,760
                                                       ------------
                                                         30,167,767
                                                       ------------

INDIANA - 3.83%
Indiana State Office Building Commission,
 Capitol Complex Revenue Bonds:
 Series 1990B (State Office Building
 I Facility),
 7.4%, 7-1-15  ...........................     8,000     10,867,840
 Series 1990A (Senate Avenue Parking
 Facility),
 7.4%, 7-1-15  ...........................     4,775      6,486,742
Westfield High School 1995 Building Corporation
 (Hamilton County, Indiana), First Mortgage
 Bonds, Series 2002:
 5.5%, 7-15-15  ..........................     1,360      1,549,625
 5.5%, 7-15-16  ..........................     1,000      1,131,880
Indiana Transportation Finance Authority,
 Highway Revenue Bonds, Series 1990A,
 7.25%, 6-1-15  ..........................     1,990      2,533,628
The Indianapolis Local Public Improvement
 Bond Bank, Series 2002 A,
 5.5%, 1-1-14  ...........................     2,000      2,306,320
Knox County Hospital Association (Knox County,
 Indiana), Lease Revenue Refunding Bonds,
 Series 2002,
 5.25%, 7-1-08 (A)  ......................     1,875      2,104,425

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002                    Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
INDIANA  (Continued)
West Clark 2000 School Building Corporation
 (Clark County, Indiana), First Mortgage Bonds,
 Series 2002,
 5.75%, 7-15-16  .........................   $ 1,500   $  1,735,815
Zionsville Community Schools Building Corporation
 (Boone County, Indiana), First Mortgage Bonds,
 Series 2002,
 5.75%, 7-15-17  .........................     1,090      1,256,737
Clark-Pleasant Community School Corporation,
 Building Corporation - 2001 First Mortgage
 Bonds, Series 2001 (Johnson County, Indiana),
 5.5%, 7-15-14  ..........................     1,000      1,153,670
                                                       ------------
                                                         31,126,682
                                                       ------------

IOWA - 0.68%
Iowa Finance Authority, Refunding Revenue Bonds
 (Correctional Facility Program), Series 2002,
 5.375%, 6-15-16  ........................     2,865      3,283,748
Iowa Finance Authority, Iowa State Revolving Fund
 Revenue Bonds, Series 2001,
 5.5%, 8-1-16  ...........................     2,000      2,281,860
                                                       ------------
                                                          5,565,608
                                                       ------------

KANSAS - 3.49%
Sedgwick County, Kansas and Shawnee County,
 Kansas, Single Family Mortgage Revenue Bonds
 (Mortgage-Backed Securities Program):
 1998 Series A-1 (AMT),
 4.0%, 12-1-33  ..........................     5,245      5,784,321
 2001 Series B-2 (AMT),
 6.45%, 12-1-33  .........................     3,500      3,911,215
 Series 2002A (Issuable in Multiple Series),
 5.375%, 9-1-12  .........................     2,000      2,316,400
 2001 Series A-1 (AMT),
 6.3%, 12-1-32  ..........................     1,410      1,564,381
Kansas Development Finance Authority, Kansas
 Public Water Supply Revolving Loan Fund Revenue
 Bonds:
 Series 2000-2 (Leveraged Bonds),
 5.6%, 4-1-18  ...........................     2,840      3,156,490
 Series 2002-2 (Leveraged Bonds),
 5.5%, 4-1-13  ...........................     1,590      1,873,417

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
KANSAS  (Continued)
Kansas Development Finance Authority, Lease Revenue
 Bonds, Series 2001D (State of Kansas - Juvenile
 Justice Authority Larned and Topeka Juvenile
 Correctional Facilities Projects),
 5.25%, 5-1-16  ..........................   $ 2,800   $  3,077,536
Unified School District No. 443 Ford County,
 Kansas (Dodge City), General Obligation
 Refunding Bonds, Series 2002:
 5.0%, 3-1-10 (A)  .......................     1,110      1,243,977
 5.0%, 3-1-09 (A)  .......................     1,000      1,117,690
Chisholm Creek Utility Authority, Water and
 Wastewater Facilities Revenue Bonds (Cities of
 Bel Aire and Park City, Kansas Project),
 Series 2002:
 5.25%, 9-1-14  ..........................       710        807,540
 5.25%, 9-1-13  ..........................       675        776,851
Unified School District No. 204, Wyandotte
 County, Kansas (Bonner Springs - Edwardsville),
 General Obligation Improvement and Refunding
 Bonds, Series 2000A,
 5.2%, 9-1-13  ...........................     1,305      1,458,063
Unified School District No. 445, Montgomery
 County, Kansas (Coffeyville), General
 Obligation Bonds, Series 2002,
 5.5%, 4-1-13  ...........................     1,125      1,319,321
                                                       ------------
                                                         28,407,202
                                                       ------------

KENTUCKY - 0.28%
Kenton County (Kentucky) Airport Board,
 Cincinnati/Northern Kentucky International
 Airport, Revenue Refunding Bonds, Series 2002A,
 5.625%, 3-1-14  .........................     2,000      2,264,460
                                                       ------------

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
MARYLAND - 0.83%
Department of Transportation of Maryland,
 Consolidated Transportation Bonds,
 Series 2002,
 5.5%, 2-1-15  ...........................   $ 2,000   $  2,360,200
Montgomery County, Maryland, General Obligation
 Bonds, Consolidated Public Improvement Bonds
 of 2001, Series A,
 5.0%, 1-1-10  ...........................     2,000      2,257,080
Maryland Transportation Authority, Airport Parking
 Revenue Bonds, Series 2002B, Baltimore/Washington
 International Airport Projects (Qualified Airport
 Bonds - AMT),
 5.375%, 3-1-15  .........................     1,905      2,139,353
                                                       ------------
                                                          6,756,633
                                                       ------------

MASSACHUSETTS - 2.03%
The Commonwealth of Massachusetts, General
 Obligation Bonds, Consolidated Loan of 2002,
 Series B:
 5.5%, 11-1-13  ..........................     2,000      2,360,620
 5.5%, 3-1-14  ...........................     2,000      2,353,420
 5.5%, 11-1-10  ..........................     2,000      2,322,020
Massachusetts Municipal Wholesale Electric
 Company, A Public Corporation of the
 Commonwealth of Massachusetts, Power Supply
 Project Revenue Bonds, Stony Brook Intermediate
 Project, Series A,  Floating Rate Security,
 16.067%, 7-1-07 (B)  ....................     3,000      4,626,900
Massachusetts Housing Finance Agency,
 Single Family Housing Revenue Bonds,
 Series 57 (AMT),
 5.6%, 6-1-30  ...........................     3,580      3,688,975
The Commonwealth of Massachusetts, Special
 Obligation Revenue Bonds, Consolidated Loan of
 2002, Series A,
 5.5%, 6-1-16  ...........................     1,000      1,176,300
                                                       ------------
                                                         16,528,235
                                                       ------------

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MICHIGAN - 2.72%
Oxford Area Community Schools, Counties of Oakland
 and Lapeer, State of Michigan, 2001 School
 Building and Site Bonds (General Obligation -
 Unlimited Tax),
 5.5%, 5-1-15  ...........................   $ 2,425   $  2,764,912
Harper Creek Community Schools, County of
 Calhoun, State of Michigan, 2001 School
 Building and Site Bonds (General Obligation-
 Unlimited Tax)
 5.5%, 5-1-17  ...........................     2,100      2,341,269
Montague Area Public Schools, Counties of
 Muskegon and Oceana, State of Michigan, 2001
 School Building and Site and Refunding Bonds
 (General Obligation - Unlimited Tax):
 5.5%, 5-1-16  ...........................     1,005      1,133,459
 5.5%, 5-1-17  ...........................     1,005      1,126,092
Rochester Community School District, Counties
 of Oakland and Macomb, State of Michigan,
 2001 School Building and Site Bonds,
 Series II (General Obligation - Unlimited Tax),
 5.5%, 5-1-16  ...........................     1,900      2,142,858
Board of Regents of Eastern Michigan
 University, General Revenue Refunding Bonds,
 Series 2002A,
 5.8%, 6-1-13  ...........................     1,530      1,836,275
School District of the City of Detroit, Wayne
 County, Michigan, School Building and Site
 Improvement Bonds (Unlimited Tax General
 Obligation), Series 2001A,
 5.5%, 5-1-16  ...........................     1,500      1,709,535
Hemlock Public School District, Counties of
 Saginaw and Midland, State of Michigan,
 2001 School Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.5%, 5-1-16  ...........................     1,475      1,663,534
West Bloomfield School District, County of
 Oakland, State of Michigan, 2001 Refunding
 Bonds (Unlimited Tax General Obligation),
 5.5%, 5-1-16  ...........................     1,250      1,424,613
Dowagiac Union School District, Counties of Cass,
 Van Buren and Berrien, State of Michigan,
 2002 School Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.5%, 5-1-14  ...........................     1,125      1,300,781

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MICHIGAN (Continued)
Haslett Public Schools, Counties of Ingham,
 Clinton and Shiawassee, State of Michigan,
 2001 School Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.625%, 5-1-16  .........................   $ 1,075   $  1,222,630
City of Detroit, Michigan, General Obligation
 Bonds (Unlimited Tax), Series 2002,
 5.5%, 4-1-13  ...........................     1,000      1,157,750
Lansing Community College, State of Michigan,
 2002 College Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.5%, 5-1-15  ...........................     1,000      1,151,860
St. Joseph Public Schools, County of Berrien,
 State of Michigan, 2001 School Building and
 Site Bonds (General Obligation - Unlimited Tax),
 5.5%, 5-1-17  ...........................     1,010      1,131,695
                                                       ------------
                                                         22,107,263
                                                       ------------

MINNESOTA - 1.96%
Minneapolis-St. Paul Metropolitan Airports
 Commission, Airport Revenue Bonds,
 Series 2001B (AMT):
 5.75%, 1-1-15  ..........................     5,000      5,631,450
 5.75%, 1-1-13  ..........................     2,345      2,660,590
City of Rochester, Minnesota, Health Care
 Facilities Revenue Bonds (Mayo Foundation/Mayo
 Medical Center), Series 1992D,
 6.15%, 11-15-09 (B)  ....................     4,500      5,370,300
City of Minneapolis, Minnesota, General
 Obligation Convention Center Bonds, Series 2002,
 5.0%, 12-1-10  ..........................     2,000      2,264,360
                                                       ------------
                                                         15,926,700
                                                       ------------

MISSISSIPPI - 2.14%
Lowndes County, Mississippi, Solid Waste
 Disposal and Pollution Control
 Refunding Revenue Bonds (Weyerhaeuser
 Company Project), Series 1992B,
 6.7%, 4-1-22 (B)  .......................     7,000      7,924,420

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSISSIPPI (Continued)
Mississippi Higher Education Assistance
 Corporation, Student Loan Revenue Bonds,
 Subordinate Series 1996-C:
 6.75%, 9-1-14  ..........................   $ 5,500   $  5,764,770
 6.7%, 9-1-12  ...........................     1,470      1,547,396
Mississippi Home Corporation, Single Family
 Mortgage Revenue Bonds, Series 1999A,
 6.3%, 6-1-31  ...........................     1,995      2,154,081
                                                       ------------
                                                         17,390,667
                                                       ------------

MISSOURI - 4.86%
Health and Educational Facilities Authority
 of the State of Missouri, Health Facilities
 Revenue Bonds:
 Barnes-Jewish, Inc./Christian Health
 Services, Series 1993A,
 6.0%, 5-15-11  ..........................     3,000      3,507,390
 Freeman Health System Project, Series 1998,
 5.25%, 2-15-18  .........................     2,460      2,471,759
Missouri Housing Development Commission,
 Single Family Mortgage Revenue Bonds
 (Homeownership Loan Program):
 1998 Series D-2 (AMT),
 6.3%, 3-1-29  ...........................     1,845      2,022,065
 1997 Series C-1 (Non-AMT),
 6.55%, 9-1-28  ..........................     1,400      1,484,770
 1998 Series B-2 (AMT),
 6.4%, 3-1-29  ...........................       765        828,946
 1997 Series A-2 (AMT),
 7.3%, 3-1-28  ...........................       545        587,499
Missouri Development Finance Board, Cultural
 Facilities Revenue Bonds (The Nelson Gallery
 Foundation), Series 2001A,
 5.25%, 12-1-13  .........................     2,405      2,746,486
St. Louis Municipal Finance Corporation, Carnahan
 Courthouse Leasehold Revenue Bonds, Series 2002A
 (City of St. Louis, Missouri, Lessee):
 5.75%, 2-15-15  .........................     1,110      1,309,889
 5.75%, 2-15-14  .........................     1,050      1,239,084
City of Sikeston, Missouri, Electric System
 Revenue Refunding Bonds, 1996 Series,
 6.0%, 6-1-14  ...........................     2,000      2,460,140

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
Jackson County, Missouri, Special Obligation
 Bonds (Truman Medical Center Project),
 Series 2001,
 5.5%, 12-1-12  ..........................   $ 2,000   $  2,369,540
City of O'Fallon, Missouri, Lessee, Certificates
 of Participation, Series 2002,
 5.375%, 2-1-18  .........................     2,125      2,359,239
Fourth State Building, General Obligation
 Refunding Bonds, Series A 2002,
 5.0%, 10-1-08 (A)  ......................     2,000      2,254,200
City of Chesterfield, Missouri, Tax Increment
 Refunding and Improvement Revenue Bonds, Series
 2002 (Chesterfield Valley Projects),
 4.5%, 4-15-16  ..........................     2,000      2,011,080
The School District of Springfield R-12,
 Springfield, Missouri, General Obligation
 School Refunding Bonds, Series 2002-A
 (Missouri Direct Deposit Program),
 5.5%, 3-1-13  ...........................     1,500      1,755,540
State Environmental Improvement and Energy Resources
 Authority (State of Missouri), Water Pollution Control
 Revenue Refunding Bonds (State Revolving Fund
 Program - Master Trust), Series 2001B,
 5.5%, 7-1-10  ...........................     1,500      1,744,980
The City of St. Louis, Missouri, Airport
 Revenue Bonds, Series 2001A (Airport
 Development Program),
 5.0%, 7-1-11  ...........................     1,500      1,687,395
Missouri Higher Education Loan Authority
 (A Public Instrumentality and Body
 Corporate and Politic of the State of
 Missouri), Student Loan Revenue Bonds,
 Subordinate Series 1994A,
 5.45%, 2-15-09  .........................     1,500      1,554,750
The Board of Education of the City of St. Louis,
 General Obligation Refunding Bonds (Missouri
 Direct Deposit Program), Capital Appreciation
 Bonds, Series 2002B,
 0.0%, 4-1-10  ...........................     2,000      1,547,740
Missouri Development Finance Board, Infrastructure
 Facilities Revenue Bonds (City of Independence,
 Missouri - Eastland Center Project Phase II),
 Series 2000B,
 6.0%, 4-1-21  ...........................     1,250      1,321,425

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
Mehlville R-9 School District, St. Louis
 County, Missouri, Capital Improvement
 Projects, Certificates of Participation,
 Series 2002,
 5.5%, 9-1-17  ...........................   $ 1,000   $  1,139,270
Consolidated Public Water Supply District No.
 C-1 of Jefferson County, Missouri, Waterworks
 Revenue Bonds, Series 2002,
 5.25%, 12-1-15  .........................     1,000      1,131,140
                                                       ------------
                                                         39,534,327
                                                       ------------

NEBRASKA - 2.05%
Nebraska Higher Education Loan Program, Inc.,
 1993-2 Series A-6 Junior Subordinate Bonds,
 6.4%, 6-1-13  ...........................    10,000     11,575,800
Airport Authority of the City of Omaha (Nebraska),
 Airport Facilities Revenue Refunding Bonds,
 Series 2001,
 5.5%, 1-1-14  ...........................     1,925      2,176,463
City of Omaha Convention Hotel Corporation, Convention
 Center Hotel First Tier Revenue Bonds, Series 2002A,
 5.5%, 4-1-14  ...........................     1,530      1,759,378
City of Omaha, Nebraska, Special Obligation Bonds
 (Riverfront Redevelopment Project), Tax-Exempt
 Series 2002A,
 5.5%, 2-1-17  ...........................     1,000      1,135,230
                                                       ------------
                                                         16,646,871
                                                       ------------

NEVADA - 0.63%
Nevada Housing Division, Single Family
 Mortgage Bonds:
 1998 Series A-1 Mezzanine Bonds,
 5.35%, 4-1-16  ..........................     1,715      1,799,086
 1996 Series C Subordinate Bonds,
 6.35%, 4-1-09  ..........................       525        563,656
Las Vegas Convention and Visitors Authority,
 Nevada, Revenue Bonds, Series 1999,
 6.0%, 7-1-14  ...........................     1,385      1,617,735

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEVADA (Continued)
Carson City, Nevada Hospital Revenue Bonds,
 (Carson-Tahoe Hospital Project),
 Series 2002,
 6.0%, 9-1-15  ...........................   $ 1,000   $  1,109,160
                                                       ------------
                                                          5,089,637
                                                       ------------

NEW JERSEY - 3.54%
New Jersey Economic Development Authority,
 Market Transition Facility Senior Lien
 Revenue Refunding Bonds, Series 2001A,
 Inverse Floating Rate Note,
 15.99%, 7-1-07 (B)  .....................     4,000      6,363,400
New Jersey Turnpike Authority, Turnpike Revenue
 Bonds, Series 2000 A,
 6.0%, 1-1-13  ...........................     4,165      5,074,761
New Jersey Educational Facilities Authority,
 Revenue Bonds, The College of New Jersey Issue,
 Series 2002 C,
 5.375%, 7-1-14  .........................     2,370      2,727,752
County of Hudson, New Jersey, Refunding
 Certificates of Participation, Series 2002,
 6.0%, 12-1-10  ..........................     2,110      2,524,594
New Jersey Transit Corporation payable solely from
 certain Federal Transit Administration Grants,
 Certificates of Participation, Series 2002A,
 5.5%, 9-15-13  ..........................     2,000      2,351,240
The City of Newark in the County of Essex, New
 Jersey, General Obligation School Purpose
 Refunding Bonds, Series 2002,
 5.375%, 12-15-13  .......................     2,000      2,341,720
Bayshore Regional Sewerage Authority (Monmouth
 County, New Jersey), Sewer Revenue Refunding
 Bonds (Series 2002) (Noncallable),
 5.0%, 5-1-12  ...........................     1,545      1,756,418
New Jersey Transportation Trust Fund Authority,
 Transportation System Bonds, 2001 Series B,
 6.0%, 12-15-17  .........................     1,000      1,188,210
School Bonds, The Board of Education of the
 Township of Hillsborough in the County of
 Somerset, New Jersey (New Jersey School Bond
 Reserve Act, P.L. 1980, c.72),
 5.375%, 10-1-17  ........................     1,000      1,172,500

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002                    Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
NEW JERSEY (Continued)
The Board of Education of the Township of Monroe,
 in the County of Middlesex, New Jersey, School
 District Refunding Bonds, Series 2002,
 5.0%, 9-15-10  ..........................   $ 1,000   $  1,132,200
The North Hudson Sewerage Authority (New Jersey),
 Sewer Revenue Refunding Bonds, Series 2002A,
 5.25%, 8-1-16  ..........................     1,000      1,117,940
New Jersey Health Care Facilities Financing
 Authority, Revenue Bonds, Englewood Hospital
 and Medical Center Issue, Series 1994,
 6.75%, 7-1-24  ..........................     1,000      1,027,390
                                                       ------------
                                                         28,778,125
                                                       ------------

NEW MEXICO - 2.55%
New Mexico Hospital Equipment Loan Council,
 Hospital Revenue Bonds (Memorial Medical
 Center, Inc. Project), Series 1998,
 5.5%, 6-1-28  ...........................     5,750      4,940,630
City of Albuquerque, New Mexico, Airport
 Refunding Revenue Bonds, Series 2001 (AMT),
 5.375%, 7-1-15  .........................     3,365      3,705,975
New Mexico Educational Assistance Foundation,
 Student Loan Program Bonds:
 Second Subordinate 1996 Series A-3,
 6.75%, 11-1-08  .........................     2,175      2,330,948
 Second Subordinate 1995 Series A-3,
 6.6%, 11-1-10  ..........................       865        914,772
New Mexico State Highway Commission, Highway
 Infrastructure Fund Revenue Bonds (Additionally
 Secured by a Senior Subordinate Lien on Certain
 State Road Fund Revenues), Series 2002C,
 5.375%, 6-15-14  ........................     2,500      2,875,950
City of Santa Fe, New Mexico, Gross Receipts
 Tax Improvement Revenue Bonds, Series 2002,
 5.25%, 6-1-14  ..........................     2,500      2,859,100
Bernalillo County, New Mexico, Gross Receipts
 Tax Revenue Bonds, Series 1997,
 5.75%, 10-1-17  .........................     1,645      1,985,959
San Juan County, New Mexico, Gross Receipts
 Tax Revenue Bonds, Subordinate Series 2001B,
 5.75%, 9-15-21  .........................     1,000      1,143,250
                                                       ------------
                                                         20,756,584
                                                       ------------

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
NEW YORK - 8.75%
The City of New York, General Obligation Bonds:
 Fiscal 2003 Series A:
 5.5%, 8-1-10  ...........................   $ 3,000   $  3,383,490
 5.75%, 8-1-14  ..........................     2,000      2,282,000
 Fiscal 1994 Series C, Inverse Floaters,
 26.81%, 9-30-03 (C)  ....................     3,250      4,021,355
 Fiscal 2001 Series F,
 5.25%, 8-1-14  ..........................     3,000      3,368,670
 Fiscal 2002 Series C,
 5.5%, 3-15-15  ..........................     2,000      2,209,240
Metropolitan Transportation Authority, State Service
 Contract Refunding Bonds, Series 2002A:
 5.5%, 11-15-14  .........................     5,000      5,882,950
 5.75%, 7-1-16  ..........................     3,000      3,575,370
New York City Transitional Finance Authority,
 Future Tax Secured Refunding Bonds, Fiscal 2003:
 Series A:
 5.5%, 11-1-26  ..........................     5,000      5,705,000
 5.25%, 11-1-10  .........................     1,000      1,143,350
 Series B, Tax-Exempt Bonds,
 5.25%, 2-1-09  ..........................     2,000      2,257,520
Dormitory Authority of the State of New York:
 State University Educational Facilities,
 Revenue Bonds, Series 1990B,
 7.5%, 5-15-11  ..........................     2,000      2,523,734
 Third General Resolution Revenue Bonds (State
 University Educational Facilities Issue),
 Series 2002B,
 5.25%, 11-15-23  ........................     2,100      2,370,354
 City University System, Consolidated Fourth
 General Resolution Revenue Bonds,
 2001 Series A,
 5.5%, 7-1-17  ...........................     2,000      2,217,220
The Port Authority of New York and New Jersey,
 Consolidated Bonds, One Hundred Twenty-Sixth Series:
 5.5%, 12-15-14  .........................     3,000      3,407,640
 5.5%, 11-15-13  .........................     2,000      2,296,040
New York State Thruway Authority:
 Highway and Bridge Trust Fund Bonds:
 Series 2002A,
 5.25%, 4-1-15  ..........................     2,000      2,248,000
 Series 2002C,
 5.25%, 4-1-10  ..........................     1,000      1,136,360
 State Personal Income Tax Revenue Bonds
 (Transportation), Series 2002A,
 5.5%, 3-15-13  ..........................     1,000      1,164,100

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
New York State Environmental Facilities
 Corporation, State Clean Water and Drinking
 Water, Revolving Funds Revenue Bonds:
 New York City Municipal Water Finance Authority
 Project (Second Resolution Bonds), Series 2002
 Serial Bonds (Subordinated Bonds),
 5.375%, 6-15-15  ........................   $ 2,000   $  2,281,340
 Series 2002 B (New York City Municipal
 Water Finance Authority Projects), (Second
 Resolution Bonds),
 5.25%, 6-15-15  .........................     2,000      2,261,060
Triborough Bridge and Tunnel Authority,
 General Revenue Refunding Bonds, Series 2002B:
 5.25%, 11-15-08 (B)  ....................     2,000      2,274,840
 5.0%, 11-15-09 (B)  .....................     2,000      2,251,820
New York State Urban Development Corporation,
 Correctional Capital Facilities Revenue Bonds,
 1993A Refunding Series,
 5.25%, 1-1-14  ..........................     3,000      3,475,320
City of Buffalo, New York, School Serial Bonds-
 2002-B,
 5.375%, 11-15-14  .......................     2,020      2,325,384
New York City Municipal Water Finance Authority,
 Water and Sewer System Revenue Bonds, Fiscal 2003
 Series A,
 5.375%, 6-15-14  ........................     2,000      2,300,760
County of Erie, New York, General Obligation
 Serial Bonds and Revenue Anticipation Notes,
 Public Improvement Serial Bonds - Series 2002A,
 5.0%, 9-1-08  ...........................     1,500      1,688,160
New York City, Health and Hospitals Corporation,
 Health System Bonds, 2002 Series,
 5.5%, 2-15-13  ..........................     1,000      1,145,610
                                                       ------------
                                                         71,196,687
                                                       ------------

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
NORTH CAROLINA - 0.78%
County of Cumberland, North Carolina, Hospital
 Facility Revenue Bonds (Cumberland County
 Hospital System, Inc.), Series 1999:
 5.25%, 10-1-14  .........................   $ 4,630   $  5,038,829
 5.25%, 10-1-11  .........................     1,200      1,335,540
                                                       ------------
                                                          6,374,369
                                                       ------------

NORTH DAKOTA - 0.30%
State of North Dakota, North Dakota Housing
 Finance Agency, Housing Finance Program Bonds,
 Home Mortgage Finance Program, 1998 Series A,
 5.25%, 7-1-18  ..........................     1,170      1,205,416
County of Burleigh, North Dakota, Healthcare
 Revenue Refunding Bonds, Series 1999
 (Medcenter One, Inc.),
 5.25%, 5-1-13  ..........................     1,100      1,203,411
                                                       ------------
                                                          2,408,827
                                                       ------------

OHIO - 2.89%
County of Erie, Ohio, Franciscan Services
 Corporation, Revenue Refunding Bonds,
 Series 1993 A (Providence Hospital, Inc.),
 6.0%, 1-1-13  ...........................     4,000      4,291,720
Ohio Water Development Authority, State of Ohio,
 Drinking Water Assistance Fund Revenue
 Bonds, Leverage Series 2002,
 5.5%, 12-1-14  ..........................     2,920      3,434,738
State of Ohio, Parks and Recreation Capital
 Facilities Bonds, Series II-2002A,
 5.5%, 6-1-16  ...........................     2,145      2,441,160
County of Montgomery, Ohio, Water System Refunding
 Revenue Bonds, Greater Moraine-Beavercreek Sewer
 District, Series 2002,
 5.5%, 11-15-13  .........................     2,000      2,351,280
County of Summit, Ohio, Various Purpose Bonds,
 Series 2002 (Limited Tax General Obligation),
 5.75%, 12-1-14  .........................     1,710      2,051,795
Greater Cleveland Regional Transit Authority,
 General Obligation (Limited Tax) Capital
 Improvement Bonds, Series 2001A,
 5.625%, 12-1-16  ........................     1,760      2,025,549

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO  (Continued)
West Chester Township, Butler County, Ohio,
 Various Purpose Limited Tax, General
 Obligation Bonds, Series 2002,
 5.75%, 12-1-17  .........................   $ 1,635   $  1,972,382
State of Ohio, Air Quality Development Revenue
 Bonds (Columbus Southern Power Company
 Project), Series 1985 B,
 6.25%, 12-1-20  .........................     1,500      1,548,060
Plain Local School District, Franklin and
 Licking Counties, Ohio, Various Purpose
 Bonds, Series 2002 (General Obligation-
 Unlimited Tax),
 5.5%, 12-1-15  ..........................     1,000      1,157,370
State of Ohio, Higher Educational Facility
 Revenue Bonds (Ohio Northern University 2002
 Project),
 5.75%, 5-1-16  ..........................     1,000      1,151,830
County of Lorain, Ohio, Hospital Facilities
 Revenue Refunding and Improvement Bonds,
 Series 2001A (Catholic Healthcare Partners),
 5.625%, 10-1-17  ........................     1,000      1,077,610
                                                       ------------
                                                         23,503,494
                                                       ------------

OKLAHOMA - 0.93%
Oklahoma Housing Finance Agency, Single
 Family Mortgage Revenue Bonds
 (Homeownership Loan Program):
 1995 Series B, Subseries B-2 (AMT),
 7.625%, 9-1-26  .........................     2,780      2,980,716
 1996 Series A,
 7.05%, 9-1-26  ..........................       550        587,796
Oklahoma City Airport Trust, Junior Lien
 Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
 5.75%, 7-1-16  ..........................     1,490      1,648,491
City of Oklahoma City, Oklahoma, General Obligation
 Refunding Bonds, Series 2002,
 5.0%, 3-1-10  ...........................     1,060      1,189,426

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA (Continued)
Board of Regents of the University of Oklahoma,
 Athletic Facilities Revenue Bonds, Series 2002,
 5.5%, 6-1-16  ...........................   $ 1,000   $  1,129,920
                                                       ------------
                                                          7,536,349
                                                       ------------

OREGON - 1.98%
State of Oregon, Department of Administrative
 Services:
 Refunding Certificates of  Participation,
 2002 Series B,
   5.25%, 5-1-12 .........................     3,000      3,466,290
 Oregon State Lottery Revenue Bonds, 2002 Series
 A (Tax-Exempt),
 5.5%, 4-1-14  ...........................     2,000      2,308,520
Jefferson County School District No. 509J,
 Jefferson and Wasco Counties, Oregon,
 General Obligation Bonds, Series 2002:
 5.25%, 6-15-14  .........................     1,715      1,949,372
 5.25%, 6-15-16  .........................     1,400      1,559,726
Tigard-Tualatin School District No. 23J,
 Washington and Clackamas Counties, Oregon,
 General Obligation Bonds, Series 2002,
 5.375%, 6-15-14  ........................     2,000      2,293,680
State of Oregon, Department of Transportation:
 Highway User Tax Revenue Bonds, Series 2002A,
 5.5%, 11-15-14  .........................     1,000      1,168,190
 Regional Light Rail Extension Construction Fund,
 Revenue Refunding Bonds, Series 2002 (Westside
 Light Rail Project),
 5.0%, 6-1-09  ...........................     1,000      1,123,760
State of Oregon, Housing and Community
 Services Department, Mortgage Revenue
 Bonds (Single-Family Mortgage Program),
 1996 Series D,
 6.375%, 7-1-27  .........................     2,120      2,236,303
                                                       ------------
                                                         16,105,841
                                                       ------------

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA - 2.95%
Commonwealth of Pennsylvania, General Obligation
 Bonds, Second Series of 2002,
 5.5%, 5-1-14  ...........................   $ 3,000   $  3,495,240
Schuylkill County Industrial Development
 Authority, Variable Rate Demand Revenue
 Bonds (Pine Grove Landfill, Inc. Project),
 1995 Series,
 5.1%, 10-1-19  ..........................     2,400      2,406,576
The Pennsylvania Industrial Development Authority,
 Economic Development Revenue Bonds, Series 2002,
 5.5%, 7-1-14  ...........................     2,000      2,320,420
County of Allegheny, Pennsylvania, General
 Obligation Refunding Bonds, Series C-55,
 5.25%, 11-1-11  .........................     2,000      2,303,720
Wilson School District, Berks County, Pennsylvania,
 General Obligation Bonds, Second Series of 2002,
 5.375%, 5-15-14  ........................     2,000      2,281,080
Falls Township Hospital Authority, Refunding
 Revenue Bonds, The Delaware Valley Medical
 Center Project (FHA Insured Mortgage),
 Series 1992,
 7.0%, 8-1-22  ...........................     1,985      2,073,670
Allegheny County Industrial Development
 Authority (Pennsylvania), Environmental
 Improvement Revenue Bonds (USX Corporation
 Project), Refunding Series A 1994,
 6.7%, 12-1-20  ..........................     1,855      1,932,335
The School District of Pittsburgh (Allegheny
 County, Pennsylvania), General Obligation
 Bonds, Refunding Series A of 2002,
 5.5%, 9-1-13  ...........................     1,500      1,765,620
The Hospitals and Higher Education Facilities
 Authority of Philadelphia, Lease Revenue
 Bonds (Community College of Philadelphia),
 Series of 2001,
 5.5%, 5-1-16  ...........................     1,425      1,618,857
County of Butler (Commonwealth of Pennsylvania),
 General Obligation Bonds, Series of 2002,
 6.0%, 7-15-10  ..........................     1,330      1,580,678
The Harrisburg Authority (Dauphin County, Pennsylvania),
 School Revenue Bonds, Series A of 2002
 (The School District of the City of Harrisburg
 Refunding Project),
 5.0%, 4-1-10  ...........................     1,010      1,131,008

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
The School District of Philadelphia,
 Pennsylvania, General Obligation Bonds,
 Series A of 2002,
 5.5%, 2-1-19  ...........................   $ 1,000   $  1,111,650
                                                       ------------
                                                         24,020,854
                                                       ------------

PUERTO RICO - 0.28%
Commonwealth of Puerto Rico, Public
 Improvement Refunding Bonds, Series 2002
 (General Obligation Bonds),
 5.25%, 7-1-10  ..........................     2,000      2,307,340
                                                       ------------

SOUTH CAROLINA - 1.87%
South Carolina Public Service Authority,
 Santee Cooper, Revenue Obligations:
 1999 Tax-Exempt Series A,
 5.625%, 1-1-13  .........................     3,090      3,544,941
 2002 Tax-Exempt Series B,
 5.375%, 1-1-15  .........................     2,000      2,275,260
 2002 Refunding Series D,
 5.0%, 1-1-10 (A)  .......................     1,500      1,679,460
Tobacco Settlement Revenue Management Authority,
 Tobacco Settlement Asset-Backed Bonds,
 Series 2001B (Tax-Exempt),
 6.375%, 5-15-28  ........................     6,000      6,052,620
Anderson County Joint Municipal Water System,
 South Carolina, Waterworks System Revenue
 Bonds, Series 2002,
 5.5%, 7-15-13  ..........................     1,445      1,691,734
                                                       ------------
                                                         15,244,015
                                                       ------------

SOUTH DAKOTA - 0.45%
Heartland Consumers Power District (South
 Dakota), Electric System Revenue Bonds,
 Series 1992,
 6.0%, 1-1-17  ...........................     3,000      3,657,510
                                                       ------------

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE - 0.90%
Volunteer State Student Funding Corporation,
 Educational Loan Revenue Bonds,
 Junior Subordinate Series 1993C Bonds,
 5.85%, 12-1-08  .........................   $ 2,700   $  2,771,496
The Memphis and Shelby County Sports Authority, Inc.,
 Revenue Bonds, 2002 Series A (Memphis Arena
 Project),
 5.5%, 11-1-13  ..........................     2,000      2,340,880
Dickson County, Tennessee, General Obligation
 Refunding Bonds, Series 2002,
 5.0%, 3-1-10  ...........................     1,000      1,118,600
Memphis-Shelby County Airport Authority, Special
 Facilities Revenue Refunding Bonds, Series 2002
 (Federal Express Corporation),
 5.05%, 9-1-12  ..........................     1,000      1,064,950
                                                       ------------
                                                          7,295,926
                                                       ------------

TEXAS - 3.89%
Amarillo Health Facilities Corporation,
 Hospital Revenue Bonds (Baptist St. Anthony's
 Hospital Corporation Project), Series 1998,
 5.5%, 1-1-15  ...........................     6,320      7,309,965
Texas Department of Housing and Community
 Affairs, Single Family Mortgage Revenue
 Bonds, 1997 Series D (AMT) TEAMS Structure:
 5.65%, 3-1-29  ..........................     2,255      2,334,331
 5.7%, 9-1-29  ...........................     1,760      1,821,811
Lufkin Health Facilities Development
 Corporation, Health System Revenue and
 Refunding Bonds (Memorial Health System
 of East Texas):
 Series 1995,
 6.875%, 2-15-26  ........................     2,890      2,774,747
 Series 1998,
 5.7%, 2-15-28  ..........................     1,500      1,227,375
Goose Creek Consolidated Independent School
 District, Unlimited Tax Refunding and
 Schoolhouse Bonds, Series 2002,
 5.75%, 2-15-17  .........................     2,050      2,365,966
City of Houston, Texas, Water and Sewer System,
 Junior Lien Revenue Forward Refunding Bonds,
 Series 2002B,
 5.75%, 12-1-16  .........................     2,000      2,329,760

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
TEXAS (Continued)
City of Houston, Texas, Airport System Subordinate
 Lien Revenue Bonds, Series 2002B (Non-AMT),
 5.25%, 7-1-10  ..........................   $ 2,000   $  2,261,580
Clint Independent School District (El Paso
 County, Texas), Unlimited Tax School
 Building and Refunding Bonds, Series 2002,
 6.0%, 2-15-14  ..........................     1,520      1,795,895
Harris County-Houston Sports Authority, Senior
 Lien Revenue Bonds, Series 2001G,
 5.75%, 11-15-15  ........................     1,500      1,757,595
Round Rock Independent School District
 (Williamson and Travis Counties, Texas),
 Unlimited Tax School Building Bonds, Series
 2002,
 5.375%, 8-1-14  .........................     1,250      1,434,450
Pearland Independent School District, Unlimited
 Tax Schoolhouse Bonds, Series 2001C,
 5.5%, 2-15-17  ..........................     1,275      1,432,654
Cities of Dallas and Fort Worth, Texas,
 Dallas/Fort Worth International Airport,
 Joint Revenue Improvement and Refunding
 Bonds, Series 2001A,
 5.875%, 11-1-17  ........................     1,280      1,427,098
Pflugerville Independent School District
 (Travis County, Texas), Unlimited Tax
 School Building Bonds, Series 2001:
 5.5%, 8-15-17  ..........................     1,000      1,118,120
 5.5%, 8-15-19  ..........................       250        276,570
                                                       ------------
                                                         31,667,917
                                                       ------------

VIRGINIA - 2.44%
Commonwealth Transportation Board, Commonwealth
 of Virginia, Federal Highway Reimbursement
 Anticipation Notes, Series 2002,
 5.0%, 10-1-09  ..........................     5,000      5,640,150
Industrial Development Authority of the City
 of Roanoke, Virginia, Hospital Revenue Bonds
 (Carilion Health System Obligated Group),
 Series 2002A:
 5.75%, 7-1-14  ..........................     2,225      2,629,149
 5.5%, 7-1-17  ...........................     2,000      2,257,220

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
VIRGINIA (Continued)
City of Richmond, Virginia, General Obligation
 Public Improvement Refunding Bonds, Series 2000A:
 5.5%, 1-15-12  ..........................   $ 1,065   $  1,242,514
 5.5%, 1-15-15  ..........................     2,500      2,863,800
Virginia Port Authority, Commonwealth Port Fund
 Revenue Bonds (2002 Resolution), Series 2002,
 5.5%, 7-1-15  ...........................     2,000      2,279,700
County of Prince William, Virginia, Lease
 Participation Certificates, Series 2002
 (Prince William County Facilities),
 5.25%, 12-1-14  .........................     1,575      1,797,831
Fairfax County Water Authority, Water Revenue
 and Refunding Revenue Bonds, Series 2002,
 5.5%, 4-1-14  ...........................     1,000      1,166,530
                                                       ------------
                                                         19,876,894
                                                       ------------

WASHINGTON - 4.79%
Washington Public Power Supply System,
 Nuclear Project No. 1, Refunding
 Revenue Bonds,
 Series 1989B,
 7.125%, 7-1-16  .........................     8,200     10,775,702
State of Washington, Various Purpose General
 Obligation Bonds, Series 1990A,
 6.75%, 2-1-15  ..........................     4,995      6,331,362
Energy Northwest, Project No. 1 Refunding
 Electric Revenue Bonds, Series 2002-A,
 5.75%, 7-1-16  ..........................     4,500      5,216,715
The City of Seattle, Washington, Municipal
 Light and Power Improvements and Refunding
 Revenue Bonds, 2001,
 5.5%, 3-1-13  ...........................     4,465      5,100,146
Public Utility District No. 1 of Douglas County,
 Washington, Wells Hydroelectric Revenue Bonds,
 Series of 1965,
 3.7%, 9-1-18  ...........................     3,370      3,397,263
Kent School District No. 415, King County,
 Washington, Unlimited Tax General Obligation
 Refunding Bonds, Series 2001B,
 5.5%, 6-1-15  ...........................     2,305      2,700,884

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON (Continued)
Vancouver School District No. 37, Clark
 County, Washington, Unlimited Tax General
 Obligation Bonds, Series 2001B,
 5.75%, 12-1-15  .........................   $ 2,000   $  2,336,320
Housing Authority of the City of Seattle,
 Low-Income Housing Assistance Revenue Bonds,
 1995 (GNMA Collateralized Mortgage
 Loan - Kin On Project),
 7.4%, 11-20-36  .........................     1,750      1,969,678
Port of Seattle, Revenue Bonds, Series
 2001B (AMT),
 5.625%, 4-1-16  .........................     1,000      1,113,750
                                                       ------------
                                                         38,941,820
                                                       ------------

WEST VIRGINIA - 0.46%
State of West Virginia, Infrastructure
 General Obligation Bonds, 1999 Series
 A (Non-AMT),
 0.0%, 11-1-13  ..........................     4,000      2,613,240
West Virginia Economic Development Authority,
 State of West Virginia, Lease Revenue Bonds
 (Correctional, Juvenile and Public Safety
 Facilities), 2002 Series A,
 5.5%, 6-1-18  ...........................     1,000      1,125,990
                                                       ------------
                                                          3,739,230
                                                       ------------

WISCONSIN - 0.78%
State of Wisconsin, Transportation Revenue
 Refunding Bonds, 2002 Series 1,
 5.75%, 7-1-15  ..........................     3,000      3,544,920
Wisconsin Housing and Economic Development
 Authority, Home Ownership Revenue Bonds,
 1997 Series H (AMT),
 5.75%, 9-1-28  ..........................     2,695      2,800,590
                                                       ------------
                                                          6,345,510
                                                       ------------

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WYOMING - 0.30%
Wyoming Student Loan Corporation (A Nonprofit
 Corporation Organized Under the Laws of the
 State of Wyoming), Student Loan Revenue
 Refunding Bonds, Series 1999A (Non-AMT),
 6.2%, 6-1-24  ...........................   $ 2,250   $  2,414,835
                                                       ------------

TOTAL MUNICIPAL BONDS - 94.11%                         $765,461,523
 (Cost: $709,456,190)

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals - Petroleum and Inorganic - 0.40%
 du Pont (E.I.) de Nemours and Company,
   1.68487%, Master Note .................    3,227       3,227,000
                                                       ------------

 Food and Related - 1.77%
 ConAgra Foods, Inc.,
   1.81%, 10-16-02 .......................    8,576       8,569,532
 General Mills, Inc.,
   1.9606%, Master Note ..................    5,786       5,786,000
                                                       ------------
                                                         14,355,532
                                                       ------------

 Forest and Paper Products - 2.35%
 Sonoco Products Co.,
   2.02%, 10-1-02 ........................   19,142      19,142,000
                                                       ------------

Total Commercial Paper - 4.52%                           36,724,532

Municipal Obligations
 Arizona - 0.59%
 The Industrial Development Authority of the
   County of Maricopa, Variable Rate Demand
   Multifamily Housing Revenue Bonds (Gran Victoria
   Housing LLC Project), Series 2000A (Fannie Mae),
   1.7%, 10-3-02 .........................    4,800       4,800,000
                                                       ------------

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002                    Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (Continued)
Municipal Obligations (Continued)
 California - 0.02%
 City of Azusa, California, Multifamily
   Housing Revenue Refunding Bonds (Pacific
   Glen Apartments Project), Series 1994
   (Fannie Mae),
   1.5%, 10-3-02 .........................  $   150    $    150,000
                                                       ------------

 Colorado - 0.94%
 287-42 General Improvement District (in the City
   of Lafayette, Colorado), General Obligation
   Limited Tax Bonds, Series 2001 (U.S. Bank
   National Association),
   1.74%, 10-3-02 ........................    5,000       5,000,000
 Colorado Agricultural Development Authority,
   Adjustable Rate Industrial Development Revenue
   Bonds (Royal Crest Dairy, Inc. Project),
   Series 1998 (UMB Bank Colorado),
   2.05%, 10-2-02 ........................    2,600       2,600,000
                                                       ------------
                                                          7,600,000
                                                       ------------

 Illinois - 0.24%
 Board of Education of the City of Chicago,
   Unlimited Tax General Obligation Bonds
   (Dedicated Revenues), Series 2000C (Financial
   Security Assurance Inc.),
   1.7%, 10-3-02 .........................    2,000       2,000,000
                                                       ------------

 Minnesota - 0.24%
 City of Burnsville, Minnesota, Multifamily
   Housing Revenue Refunding Bonds (Berkshire
   of Burnsville), Series 2000A (Federal
   National Mortgage Association),
   1.7%, 10-3-02 .........................    2,000       2,000,000
                                                       ------------

 Missouri - 0.25%
 Health and Educational Facilities Authority
   of the State of Missouri, Variable Rate
   Demand Educational Facilities Revenue Bonds
   (Kansas City Art Institute), Series 1999
   (Commerce Bank, N.A.),
   2.25%, 10-1-02 ........................    1,600       1,600,000

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (Continued)
Municipal Obligations (Continued)
 Missouri (Continued)
 The Industrial Development Authority of the
   County of Jackson, State of Missouri,
   Variable Rate Demand Recreational Facilities
   Revenue Bonds (YMCA of Greater Kansas City
   Project), Series 1999A (UMB Bank, N.A.),
   2.25%, 10-1-02 ........................   $   450   $    450,000
                                                       ------------
                                                          2,050,000
                                                       ------------

 Wisconsin - 0.31%
 City of West Allis, Wisconsin, Variable Rate
   Demand Revenue Bonds, Series 2001 (State Fair
   Exposition Center, Inc. Project), (U.S. Bank,
   National Association, Milwaukee, Wisconsin),
   1.74%, 10-3-02 ........................    2,500       2,500,000
                                                       ------------

Total Municipal Obligations - 2.59%                      21,100,000

TOTAL SHORT-TERM SECURITIES - 7.11%                    $ 57,824,532
 (Cost: $57,824,532)

TOTAL INVESTMENT SECURITIES - 101.22%                  $823,286,055
 (Cost: $767,280,722)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.22%)      (9,912,783)

NET ASSETS - 100.00%                                   $813,373,272

See Notes to Schedule of Investments on page 38.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002


Notes to Schedule of Investments

(A)Purchased on a when-issued basis with settlement subsequent to September 30, 2002.

(B)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2002.

(C)The interest rate is subject to change periodically and inversely based upon prevailing market rates with a leverage factor of three. The interest rate shown is the rate in effect at September 30, 2002.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     MUNICIPAL BOND FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
  Investment securities--at value (Notes 1 and 3)  .........  $823,286
  Cash  ....................................................         1
  Receivables:
     Interest ..............................................    10,471
     Investment securities sold.............................     3,109
     Fund shares sold ......................................       859
  Prepaid insurance premium  ...............................        22
                                                              --------
       Total assets  .......................................   837,748
                                                              --------
LIABILITIES
  Payable for investment securities purchased  .............    21,798
  Payable to Fund shareholders  ............................     2,260
  Accrued service fee (Note 2)  ............................       157
  Accrued shareholder servicing (Note 2)  ..................        59
  Accrued management fee (Note 2)  .........................        11
  Accrued accounting services fee (Note 2) .................         8
  Accrued distribution fee (Note 2)  .......................         6
  Other  ...................................................        76
                                                              --------
       Total liabilities  ..................................    24,375
                                                              --------
          Total net assets .................................  $813,373
                                                              ========
NET ASSETS
  $0.001 par value capital stock:
     Capital stock .........................................  $    114
     Additional paid-in capital ............................   788,616
  Accumulated undistributed income (loss):
     Accumulated undistributed net investment income .......       930
     Accumulated undistributed net realized loss on
       investment transactions  ............................   (32,292)
     Net unrealized appreciation in value of securities ....    56,005
                                                              --------
       Net assets applicable to outstanding units
          of capital .......................................  $813,373
                                                              ========
Net asset value per share (net assets divided
  by shares outstanding):
  Class A  .................................................     $7.14
  Class B  .................................................     $7.14
  Class C  .................................................     $7.14
  Class Y  .................................................     $7.14
Capital shares outstanding:
  Class A  .................................................   109,941
  Class B  .................................................       969
  Class C  .................................................       723
  Class Y  .................................................     2,265
Capital shares authorized ..................................   600,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     MUNICIPAL BOND FUND
     For the Fiscal Year Ended September 30, 2002
     (In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B)  .....................   $38,037
                                                               -------
  Expenses (Note 2):
     Investment management fee .............................     3,936
     Service fee:
       Class A  ............................................     1,674
       Class B  ............................................        14
       Class C  ............................................         9
     Shareholder servicing:
       Class A  ............................................       678
       Class B  ............................................         9
       Class C  ............................................         6
       Class Y  ............................................        12
     Distribution fee:
       Class A  ............................................        76
       Class B  ............................................        42
       Class C  ............................................        25
     Accounting services fee ...............................        95
     Custodian fees ........................................        49
     Audit fees ............................................        21
     Legal fees ............................................        14
     Other .................................................       215
                                                               -------
       Total expenses  .....................................     6,875
                                                               -------
          Net investment income ............................    31,162
                                                               -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTES 1 AND 3)
  Realized net loss on securities  .........................    (6,612)
  Realized net loss on futures contracts  ..................    (1,848)
                                                               -------
     Realized net loss on investments ......................    (8,460)
                                                               -------
  Unrealized appreciation in value of
     securities during the period ..........................    34,015
                                                               -------
     Net gain on investments ...............................    25,555
                                                               -------
       Net increase in net assets resulting
          from operations ..................................   $56,717
                                                               =======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     MUNICIPAL BOND FUND
     (In Thousands)
                                                 For the fiscal year
                                                 ended September 30,
                                             -------------------------
                                                2002           2001
                                             ---------      ----------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income..............      $ 31,162          $ 35,326
   Realized net loss on investments ..        (8,460)           (8,397)
   Unrealized appreciation ...........        34,015            27,413
                                            --------          --------
    Net increase in net assets
      resulting from operations ......        56,717            54,342
                                            --------          --------
 Distributions to shareholders (Note 1D):(1)
   From net investment income:
    Class A  .........................       (30,309)          (34,738)
    Class B  .........................          (182)              (96)
    Class C  .........................          (107)              (44)
    Class Y  .........................          (318)             (381)
   From realized gains
    on investment transactions:
    Class A  .........................           ---               (64)
    Class B  .........................           ---                (1)
    Class C  .........................           ---               ---*
    Class Y  .........................           ---                (1)
                                            --------          --------
                                             (30,916)          (35,325)
                                            --------          --------
 Capital share transactions
   (Note 6) ..........................        19,830             7,350
                                           ---------          --------
       Total increase   ..............        45,631            26,367
NET ASSETS
 Beginning of period  ................       767,742           741,375
                                           ---------          --------
 End of period, including undistributed
   net investment income of $930 and
   $684, respectively ................      $813,373          $767,742
                                            ========          ========

(1)See "Financial Highlights" on pages 42 - 45.
  *Not shown due to rounding.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               2002   2001    2000   1999    1998
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of period          $6.91  $6.75   $6.90  $7.63   $7.47
                              -----  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment income         0.28   0.32    0.35   0.36    0.37
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.23   0.16   (0.08) (0.61)   0.25
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......           0.51   0.48    0.27  (0.25)   0.62
                              -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........          (0.28) (0.32)  (0.35) (0.37)  (0.37)
 From capital gains           (0.00) (0.00)* (0.07) (0.11)  (0.09)
                              -----  -----   -----  -----   -----
Total distributions           (0.28) (0.32)  (0.42) (0.48)  (0.46)
                              -----  -----   -----  -----   -----
Net asset value,
 end of period  ....          $7.14  $6.91   $6.75  $6.90   $7.63
                              =====  =====   =====  =====   =====
Total return(1) ....           7.64%  7.27%   4.24% -3.46%   8.67%
Net assets, end of
 period (in
 millions)  ........           $785   $748    $739   $874    $997
Ratio of expenses to
 average net assets            0.89%  0.88%   0.89%  0.79%   0.72%
Ratio of net investment
 income to average
 net assets  .......           4.03%  4.67%   5.23%  4.98%   4.95%
Portfolio
 turnover rate  ....          61.44% 30.74%  15.31% 30.93%  50.65%

  *Not shown due to rounding.
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                          For the
                                                           period
                             For the fiscal year             from
                              ended September 30,        10-5-99(1)
                           -----------------------        through
                               2002           2001        9-30-00
                            -------        -------        -------
Net asset value,
 beginning of period          $6.91          $6.74          $6.87
                              -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income         0.22           0.27           0.28
 Net realized and
   unrealized gain (loss)
   on investments ..           0.23           0.16          (0.05)
                              -----          -----          -----
Total from investment
 operations  .......           0.45           0.43           0.23
                              -----          -----          -----
Less distributions:
 From net investment
   income ..........          (0.22)         (0.26)         (0.29)
 From capital gains           (0.00)         (0.00)*        (0.07)
                              -----          -----          -----
Total distributions           (0.22)         (0.26)         (0.36)
                              -----          -----          -----
Net asset value,
 end of period  ....          $7.14          $6.91          $6.74
                              =====          =====          =====
Total return .......           6.77%          6.47%          3.56%
Net assets, end of
 period (in millions)            $7             $5             $1
Ratio of expenses to
 average net assets            1.73%          1.72%          1.86%(2)
Ratio of net investment
 income to average
 net assets  .......           3.18%          3.76%          4.17%(2)
Portfolio turnover rate       61.44%         30.74%         15.31%(3)
  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                                                           period
                              For the fiscal year            from
                              ended September 30,        10-7-99(1)
                           ----------------------         through
                               2002           2001        9-30-00
                            -------        -------        -------
Net asset value,
 beginning of period          $6.91          $6.74          $6.87
                              -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income         0.22           0.27           0.29
 Net realized and
   unrealized gain (loss)
   on investments ..           0.23           0.16          (0.06)
                              -----          -----          -----
Total from investment
 operations  .......           0.45           0.43           0.23
                              -----          -----          -----
Less distributions:
 From net investment
   income ..........          (0.22)         (0.26)         (0.29)
 From capital gains           (0.00)         (0.00)*        (0.07)
                              -----          -----          -----
Total distributions           (0.22)         (0.26)         (0.36)
                              -----          -----          -----
Net asset value,
 end of period  ....          $7.14          $6.91          $6.74
                              =====          =====          =====
Total return .......           6.73%          6.47%          3.56%
Net assets, end of
 period (in millions)            $5             $2             $1
Ratio of expenses to
 average net assets            1.75%          1.74%          1.84%(2)
Ratio of net investment
 income to average
 net assets  .......           3.13%          3.74%          4.18%(2)
Portfolio turnover rate       61.44%         30.74%         15.31%(3)
  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                     For the
                                                      period
                           For the fiscal year          from
                              ended September 30, 12-30-98(1)
                           ----------------------    through
                               2002   2001    2000   9-30-99
                            -------------- -------   -------
Net asset value,
 beginning of period          $6.91  $6.75   $6.90    $7.41
                              -----  -----   -----     -----
Income (loss) from investment operations:
 Net investment income         0.31   0.28(2) 0.36(2)  0.28
 Net realized and
   unrealized gain (loss)
   on investments ..           0.21   0.21(2)(0.08)(2)(0.51)
                              -----  -----   -----     -----
Total from investment
 operations  .......           0.52   0.49    0.28    (0.23)
                              -----  -----   -----     -----
Less distributions:
 From net investment
   income ..........          (0.29) (0.33)  (0.36)    (0.28)
 From capital gains           (0.00) (0.00)* (0.07)    (0.00)
                              -----  -----   -----     -----
Total distributions.          (0.29) (0.33)  (0.43)    (0.28)
                              -----  -----   -----     -----
Net asset value,
 end of period  ....          $7.14  $6.91   $6.75     $6.90
                              =====  =====   =====     =====
Total return .......           7.82%  7.44%   4.32%    -3.21%
Net assets, end of
 period (000 omitted)       $16,172$12,965      $2        $2
Ratio of expenses
 to average net
 assets  ...........           0.71%  0.70%   0.71%      0.67%(3)
Ratio of net investment
 income to average net
 assets  ...........           4.08%  4.82%   5.38%      5.08%(3)
Portfolio turnover rate       61.44% 30.74%  15.31%     30.93%(4)
  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the fiscal year ended September 30, 1999.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     September 30, 2002

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E.   Futures -- See Note 5 -- Futures.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of the incremental cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation and also certain security-related personnel and facilities costs.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. Prior to December 1, 2001, the shareholder servicing charge was $1.6125 per account, paid monthly. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $764,631. During the period ended September 30, 2002, W&R received $18,128 and $2,438 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $509,718 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $32,734, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $489,999,691, while proceeds from maturities and sales aggregated $437,782,390. Purchases of short-term securities aggregated $2,809,076,911, while proceeds from maturities and sales aggregated $2,824,593,426. No U.S. Government securities were purchased or sold during the period ended September 30, 2002.

For Federal income tax purposes, cost of investments owned at September 30, 2002 was $770,318,262, resulting in net unrealized appreciation of $52,967,793, of which $53,722,883 related to appreciated securities and $755,090 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2002 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income .........................$ 30,688,581
Distributed ordinary income .................  30,916,132
Undistributed ordinary income ...............     459,673

Realized long-term capital gains ............         ---
Distributed long-term capital gains .........         ---
Undistributed long-term capital gains .......         ---

Capital loss carryover ......................  15,125,417

Post-October losses deferred ................         ---

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.


September 30, 2009 .......................... $13,649,289
September 30, 2010 ..........................  15,125,417
                                             ------------
Total carryover ............................. $28,774,706
                                             ============

NOTE 5 -- Futures

The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.


                             For the fiscal year
                             ended September 30,
                       -------------------------
                               2002          2001
                        -----------   -----------
Shares issued from sale
 of shares:
 Class A  ............       20,916        10,536
 Class B  ............          381           535
 Class C  ............          566           263
 Class Y  ............       19,870        13,721
Shares issued from reinvestment
 of dividends and/or capital gains
 distribution:
 Class A  ............        3,575         4,051
 Class B  ............           22            12
 Class C  ............           14             5
 Class Y  ............           46            55
Shares redeemed:
 Class A  ............      (22,711)      (16,062)
 Class B  ............          (92)          (45)
 Class C  ............         (175)          (36)
 Class Y  ............      (19,527)      (11,902)
                            -------        ------
Increase in outstanding
 capital shares ......        2,885         1,133
                            =======        ======
Value issued from sale
 of shares:
 Class A  ............     $143,459      $ 72,759
 Class B  ............        2,608         3,691
 Class C  ............        3,873         1,817
 Class Y  ............      135,602        94,321
Value issued from reinvestment
 of dividends and/or capital gains
 distribution:
 Class A  ............       24,398        27,867
 Class B  ............          148            81
 Class C  ............           97            38
 Class Y  ............          318           381
Value redeemed:
 Class A  ............     (155,263)     (110,741)
 Class B  ............         (629)         (314)
 Class C  ............       (1,200)         (247)
 Class Y  ............     (133,581)      (82,303)
                            -------      --------
Increase in outstanding
 capital  ............     $ 19,830      $  7,350
                           ========      ========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal Bond Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") as of September 30, 2002, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal Bond Fund, Inc. as of September 30, 2002, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
November 8, 2002

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains shown in the table below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.


Exempt Interest Dividends - The per-share amounts shown as Exempt Interest represents the distribution of state and municipal bond interest and are exempt from Federal income tax.


                         PER-SHARE AMOUNTS REPORTABLE AS:
          --------------------------------------------------------
                     For Individuals          For Corporations
             ------------------------------------------------------------------
--
 Record      OrdinaryLong-TermExempt      Non-Long-Term  Exempt
  Date  Total  IncomeCapital GainInterestQualifyingCapital GainInterest
------------- ------------------------------------------------------
                                    Class A
10-10-01       $0.0250$0.0005     $--- $0.0245  $0.0005    $---  $0.0245
11-14-01       0.0240 0.0005       ---  0.0235   0.0005     ---  0.0235
12-12-01       0.0240 0.0005       ---  0.0235   0.0005     ---  0.0235
  1-9-02       0.0240 0.0004       ---  0.0236   0.0004     ---  0.0236
 2-13-02       0.0230 0.0003       ---  0.0227   0.0003     ---  0.0227
 3-13-02       0.0230 0.0003       ---  0.0227   0.0003     ---  0.0227
 4-10-02       0.0230 0.0003       ---  0.0227   0.0003     ---  0.0227
 5-15-02       0.0230 0.0003       ---  0.0227   0.0003     ---  0.0227
 6-12-02       0.0230 0.0003       ---  0.0227   0.0003     ---  0.0227
 7-10-02       0.0230 0.0003       ---  0.0227   0.0003     ---  0.0227
 8-14-02       0.0220 0.0003       ---  0.0217   0.0003     ---  0.0217
 9-11-02       0.0220 0.0003       ---  0.0217   0.0003     ---  0.0217
              --------------      ---- -------  -------    ---- -------
Total         $0.2790$0.0043      $--- $0.2747  $0.0043    $--- $0.2747
              ==============      ==== =======  =======    ==== =======
                                    Class B
10-10-01       $0.0220$0.0004     $--- $0.0216  $0.0004    $---  $0.0216
11-14-01       0.0190 0.0004       ---  0.0186   0.0004     ---  0.0186
12-12-01       0.0200 0.0004       ---  0.0196   0.0004     ---  0.0196
  1-9-02       0.0190 0.0003       ---  0.0187   0.0003     ---  0.0187
 2-13-02       0.0180 0.0003       ---  0.0177   0.0003     ---  0.0177
 3-13-02       0.0180 0.0003       ---  0.0177   0.0003     ---  0.0177
 4-10-02       0.0190 0.0003       ---  0.0187   0.0003     ---  0.0187
 5-15-02       0.0170 0.0003       ---  0.0167   0.0003     ---  0.0167
 6-12-02       0.0190 0.0003       ---  0.0187   0.0003     ---  0.0187
 7-10-02       0.0180 0.0003       ---  0.0177   0.0003     ---  0.0177
 8-14-02       0.0170 0.0003       ---  0.0167   0.0003     ---  0.0167
 9-11-02       0.0180 0.0003       ---  0.0177   0.0003     ---  0.0177
              --------------      ---- -------  -------    ---- -------
Total         $0.2240$0.0039      $---   $0.2201$0.0039    $--- $0.2201
              ==============      ====   ==============    ==== =======
                                    Class C
10-10-01       $0.0210$0.0004     $--- $0.0206  $0.0004    $---  $0.0206
11-14-01       0.0190 0.0004       ---  0.0186   0.0004     ---  0.0186
12-12-01       0.0190 0.0004       ---  0.0186   0.0004     ---  0.0186
  1-9-02       0.0200 0.0003       ---  0.0197   0.0003     ---  0.0197
 2-13-02       0.0170 0.0003       ---  0.0167   0.0003     ---  0.0167
 3-13-02       0.0180 0.0003       ---  0.0177   0.0003     ---  0.0177
 4-10-02       0.0190 0.0003       ---  0.0187   0.0003     ---  0.0187
 5-15-02       0.0170 0.0003       ---  0.0167   0.0003     ---  0.0167
 6-12-02       0.0180 0.0003       ---  0.0177   0.0003     ---  0.0177
 7-10-02       0.0180 0.0003       ---  0.0177   0.0003     ---  0.0177
 8-14-02       0.0170 0.0003       ---  0.0167   0.0003     ---  0.0167
 9-11-02       0.0180 0.0003       ---  0.0177   0.0003     ---  0.0177
              --------------       ---- ------- -------     ---- -------
Total         $0.2210$0.0039       $--- $0.2171 $0.0039     $--- $0.2171
              ==============       ==== ======= =======     ==== =======
                                    Class Y
10-10-01       $0.0250$0.0005     $--- $0.0245  $0.0005    $---  $0.0245
11-14-01       0.0250 0.0005       ---  0.0245   0.0005     ---  0.0245
12-12-01       0.0250 0.0005       ---  0.0245   0.0005     ---  0.0245
  1-9-02       0.0250 0.0004       ---  0.0246   0.0004     ---  0.0246
 2-13-02       0.0240 0.0004       ---  0.0236   0.0004     ---  0.0236
 3-13-02       0.0240 0.0004       ---  0.0236   0.0004     ---  0.0236
 4-10-02       0.0240 0.0004       ---  0.0236   0.0004     ---  0.0236
 5-15-02       0.0240 0.0004       ---  0.0236   0.0004     ---  0.0236
 6-12-02       0.0250 0.0004       ---  0.0246   0.0004     ---  0.0246
 7-10-02       0.0230 0.0003       ---  0.0227   0.0003     ---  0.0227
 8-14-02       0.0240 0.0004       ---  0.0236   0.0004     ---  0.0236
 9-11-02       0.0230 0.0003       ---  0.0227   0.0003     ---  0.0227
              --------------      ---- -------  -------    ---- -------
Total         $0.2910$0.0049      $--- $0.2861  $0.0049    $--- $0.2861
              ==============      ==== =======  =======    ==== =======

NON-QUALIFYING DIVIDENDS - The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

The Board of Directors of Waddell & Reed Advisors Municipal Bond Fund, Inc.

Each of the individuals listed below serves as a director for each of the portfolios within the Waddell & Reed Advisors Funds, W&R Funds, Inc., Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. for a total of 47 portfolios served. Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The fourth interested director is a partner in a law firm that has represented W&R within the past two years.

The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly-owned subsidiaries, including W&R, WRIMCO and WRSCO.

Disinterested Directors

James M. Concannon (54)
Washburn Law School, 1700 College, Topeka, KS 66621
Position held with Fund:  Director
Director since:  1997
Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School; formerly, Dean, Washburn Law School
Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment firm

John A. Dillingham (63)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1997
Principal Occupations During Past 5 Years: President and Director, JoDill Corp. and Dillingham Enterprises, Inc., both farming enterprises; formerly, Instructor at Central Missouri State University; formerly, Consultant and Director, McDougal Construction Co.
Other Directorships held by Director: Chairman, Clay Co. IDA and Kansas City Municipal Assistance Corp., both bonding authorities; Director, American Royal and Salvation Army

David P. Gardner (69)
2441 Iron Canyon Drive, Park City UT 84060
Position held with Fund:  Director
Director since:  1998
Principal Occupation During Past 5 Years: formerly, President, William and Flora Hewlett Foundation
Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp., Campus Pipeline, John & Karen Huntsman Foundation and Huntsman Cancer Foundation; formerly, Chairman, George S. and Dolores Dor'e Eccles Foundation

Linda K. Graves (49)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1995
Principal Occupation During Past 5 Years:  First Lady of Kansas
Other Directorships held by Director: Chairman & Director, Community Foundation of Johnson County; Director, Greater Kansas City Community Foundation, and Friends of Cedar Crest Association; Director, American Guaranty Life Insurance Company

Joseph Harroz, Jr. (35)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1998
Principal Occupations During Past 5 Years: General Counsel of the University of Oklahoma, Cameron University and Rogers State University; Vice President of the University of Oklahoma; Adjunct Professor, University of Oklahoma Law School; Managing Member, Harroz Investments, LLC and JHJ Investments, LLC, both commercial enterprise investments
Other Directorships held by Director: Treasurer, Oklahoma Appleseed (Center for Law and Justice)

John F. Hayes (82)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1988
Principal Occupation During Past 5 Years: Chairman, Gilliland & Hayes, PA, a law firm
Other Directorships held by Director: Director, Central Bank & Trust and Central Financial Corp.; formerly, Director, Central Properties, Inc.

Glendon E. Johnson (78)
13635 Deering Bay Drive, Unit 284, Miami, FL 33158
Position held with Fund:  Director
Director since:  1971
Principal Occupations During Past 5 Years: Retired; formerly, Chief Executive Officer and Director, John Alden Financial Corp.
Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America

Eleanor B. Schwartz (65)
1213 W. 95th Ct., Chartwell #4, Kansas City, MO 64114
Position held with Fund:  Director
Director since:  1995
Principal Occupations During Past 5 Years: Professor, University of Missouri at Kansas City; formerly, Chancellor, University of Missouri at Kansas City
Other Directorships held by Director:  None

Frederick Vogel III (67)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1971
Principal Occupation During Past 5 Years:  Retired
Other Directorships held by Director:  None

Interested Directors

Robert L. Hechler (65)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director; formerly, President, Principal Financial Officer; formerly, Vice President
Director since:  1998
Principal Occupations During Past 5 Years: Consultant of WDR and W&R (2001 to present); Director of WDR (1998 to present); Executive Vice President and Chief Operating Officer of WDR (1998 to 2001); Director, Principal Financial Officer and Treasurer of W&R (1981 to 2001); Chief Executive Officer and President of W&R (1993 to 2001); Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (1985 to 2001); Director and Treasurer of WRSCO (1981 to 2001); President of WRSCO (1981 to 1999)
Other Directorships held by Director:  None

Henry J. Herrmann (59)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director and President; formerly, Vice President Director since: 1998; President since: 2001
Principal Occupation(s) During Past 5 Years: Director, President and Chief Investment Officer of WDR (1998 to present); Treasurer of WDR (1998 to 1999); Director of W&R (1993 to present); Director of WRIMCO (1992 to present); President and Chief Executive Officer of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present)
Other Directorships held by Director: Director, Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO

Frank J. Ross, Jr. (49)
Polsinelli, Shalton & Welte, P.C., 700 West 47th Street, Suite 1000, Kansas City, MO 64112
Position held with Fund:  Director
Director since:  1996
Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli, Shalton & Welte, P.C., a law firm
Other Directorships held by Director:  Director, Columbian Bank & Trust

Keith A. Tucker (57)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Chairman of the Board of Directors and Director; formerly, President
Director since:  1993; Chairman of the Board of Directors since:  1998
Principal Occupation(s) During Past 5 Years: Chairman of the Board of Directors, Director and Chief Executive Officer of WDR (1998 to present); Principal Financial Officer of WDR (1998 to 1999); Chairman of the Board of Directors and Director of W&R, WRIMCO and WRSCO (1993 to present); Vice Chairman of the Board of Directors of Torchmark Corporation (1991 to 1998); Chairman of the Board of Directors of Torchmark Distributors, Inc. (1993 to 1997)
Other Directorships held by Director:  None

Officers

Theodore W. Howard (60)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Length of Time Served: Treasurer and Principal Accounting Officer, 25 years; Vice President, 14 years; Principal Financial Officer, since 2002
Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO (2001 to present); Vice President of WRSCO (1988 to 2001)
Directorships held:  None

Kristen A. Richards (34)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund:  Vice President, Secretary and Associate General
Counsel
Length of Time Served:  2 years
Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present); Assistant Secretary of each of the funds in the Fund Complex (1998 to 2000); Compliance Officer of WRIMCO (1995 to 1998)
Directorships held:  None

Daniel C. Schulte (36)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund:  Vice President, Assistant Secretary and General
Counsel
Length of Time Served:  2 years
Principal Occupation(s) During Past 5 Years: Vice President, Secretary and General Counsel of WDR (2000 to present); Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO (2000 to present); Assistant Secretary of WDR (1998 to 2000); an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C. (1994 to 1998)
Directorships held:  None

Michael D. Strohm (50)
6300 Lamar Avenue, Overland Park KS 66202
Position held with Fund:  Vice President
Length of Time Served:  since 2002
Principal Occupation(s) During Past 5 Years: Senior Vice President of WDR (1998 to present); Chief Operations Officer of WDR (since 2002); President, Director, Chief Executive Officer and Chief Financial Officer of W&R (since 2002); Senior Vice President of W&R (1994 to 2002); President and Director of WRSCO (1999 to present)
Directorships held:  None

Bryan J. Bailey (39)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund:  Vice President and portfolio manager
Length of Time Served:  2 years
Principal Occupation(s) During Past 5 Years: Vice President of WRIMCO and portfolio manager for investment companies managed by WRIMCO (2000 to present); assistant portfolio manager for investment companies managed by WRIMCO (1999 to 2000); employee of WRIMCO (1993 to present)
Directorships held:  None

Annual Privacy Notice
Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy
At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected
In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed
While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information
Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right
If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.

Confidentiality and Security
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.


NUR1008A(9-02)